41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Unconsolidated Financial Information Of Companhia Paranaense De Energia Copel Tables Abstract
Condensed Statements of Financial Position

Assets	12.31.2018	12.31.2017
Current assets
Cash and cash equivalents	315,003	56,833
Bonds and securities	123,560	90
Collaterals and escrow accounts	129	129
Dividends receivables	519,100	459,464
CRC transferred to the State Government of Paraná	190,876	167,109
Other current receivables	7,027	8,287
Income tax and social contribution	6,130	14,055
Other current recoverable taxes	321	276
Prepaid expenses	40	-
Receivable from related parties	8,134	292,051
	1,170,320	998,294
Noncurrent assets
Other temporary investments	19,511	18,727
CRC transferred to the State Government of Paraná	1,254,166	1,349,253
Judicial deposits	131,840	119,167
Other current receivables	7,444	-
Income Tax and Social Contribution	148,140	158,808
Deferred tax assets	147,368	102,236
Other noncurrent recoverable taxes	86,110	15
Receivables from related parties	104,751	219,426
	1,899,330	1,967,632

Investments	16,070,567	14,987,607
Property, Plant and Equipment, net	996	830
Intangible Assets	1,593	1,603
	16,073,156	14,990,040

Total assets	19,142,806	17,955,966

Liabilities	12.31.2018	12.31.2017
Current liabilities
Payroll, social charges and accruals	6,747	6,977
Related parties	755	3,936
Suppliers	2,731	2,096
Income tax and social contribution	-	2,467
Other taxes payable	152	476
Loans and financing	129,401	322,092
Debentures	941,677	339,341
Dividends payable	354,203	267,988
Post employment benefits	87	57
Other accounts payable	135	249
Provisions for legal claims	-	112,000
	1,435,888	1,057,679
Noncurrent liabilities
Other taxes due	2,602	2,365
Loans and financing	773,984	664,020
Debentures	596,403	876,140
Post employment benefits	4,867	3,995
Other accounts payable	3,957	830
Provisions for legal claims	292,180	143,095
	1,673,993	1,690,445
Equity
Share capital	7,910,000	7,910,000
Equity valuation adjustments	785,610	895,601
Legal reserves	914,751	844,398
Retained earnings	6,422,564	5,557,843
	16,032,925	15,207,842

Total liabilities and equity	19,142,806	17,955,966

Condensed Statements of Operations
	12.31.2018	12.31.2017	12.31.2016
Other operating revenues (expenses)
General and administrative expenses	(67,292)	(59,601)	(107,761)
Other revenues (expenses), net	11,696	(68,788)	231,651
Result of equity in investees	1,356,375	1,291,434	839,853
	1,300,779	1,163,045	963,743

Operating income before financial results	1,300,779	1,163,045	963,743

Financial income (expenses)
Financial revenues	301,729	181,312	321,056
Financial expenses	(238,355)	(327,855)	(334,113)
	63,374	(146,543)	(13,057)

Operating income	1,364,153	1,016,502	950,686

Income tax and social contribution
Income tax and social contribution	(2,083)	(36,803)	(4,882)
Deferred income tax and social contribution	44,993	53,927	(50,032)
	42,910	17,124	(54,914)

Net income for the period	1,407,063	1,033,626	895,772

Basic and diluted net earning per share attributed do parent company shareholders - in reais
Class A preferred shares	5.40201	3.96830	3.43906
Class B preferred shares	5.40201	3.96830	3.43906
Common shares	4.91091	3.60754	3.12641

Condensed Statements of Comprehensive Income

	12.31.2018	12.31.2017	12.31.2016
NET INCOME	1,407,063	1,033,626	895,772
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(408)	18	6,460
Post employment benefits - equity	(38,245)	(29,567)	(63,913)
Taxes on other comprehensive income	139	(7)	(2,196)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets:	-	11,661	3,612
Adjustments related to financial assets - equity	-	9,554	-
Taxes on other comprehensive income	-	(3,965)	(1,229)
Realization - gain on financial assets, net of taxes	-	(9,355)	-
Realization - gain on financial assets - equity	-	(9,554)	-
Total comprehensive income, net of taxes	(38,514)	(31,215)	(57,266)
TOTAL COMPREHENSIVE INCOME	1,368,549	1,002,411	838,506

Condensed Statements of Cash Flows

	12.31.2018	12.31.2017	12.31.2016
Net cash generated from operating activities	653,230	440,406	1,905,189

Cash flow from investing activities
Financial investments	(124,254)	24	23
Loans and financing granted to related parties	(192,445)	(251,856)	(87,272)
Receipt of loans and financing granted to related parties	560,877	124,122	5,112
Disposal of investments	-	397,572	-
Additions in investments	(608,934)	(574,347)	(1,489,563)
Capital reduction of investees.	45,000	170,000	-
Additions to property, plant and equipment	(267)	(282)	(224)
Additions to intangible	(3)	(499)	(122)

Net cash used in investing activities	(320,026)	(135,266)	(1,572,046)

Cash flow from financing activities
Loans and financing obtained from third parties	-	77,000	-
Issue of Debentures	600,000	520,000	-
Amortization of principal - loans and financing	(77,000)	(83,000)	(6,000)
Amortization of principal - debentures	(333,300)	(333,300)	-
Dividends and interest on capital paid	(264,734)	(475,103)	(306,700)

Net cash used in financing activities	(75,034)	(294,403)	(312,700)

Total effects on cash and cash equivalents	258,170	10,737	20,443

Cash and cash equivalents at the beginning of the period	56,833	46,096	25,653
Cash and cash equivalents at the end of the period	315,003	53,833	46,096

Change in cash and cash equivalents	258,170	10,737	20,443

Outstanding Balances with Related Parties

	12.31.2018	12.31.2017
Estado do Paraná	-	130,156
Copel Distribuição	104,751	89,296
Copel Telecomunicações	-	5,189
Eólicas	-	221,327
Investees and Subsidiaries - Structure sharing	8,134	27,273
Voltalia	-	38,169
Joint Ventures - Structure sharing	-	67
Total	112,885	511,477

Investments in Subsidiaries

	12.31.2018	12.31.2017
Copel Geração e Transmissão	8,911,964	8,409,370
Copel Distribuição	5,908,755	5,452,703
Copel Telecomunicações	638,873	483,195
Copel Energia	83,468	133,511
Compagas	221,654	202,857
UEG Araucária	74,132	89,240
Other investments	79,542	85,549
	15,918,388	14,856,425

Dividends Receivable

	12.31.2018	12.31.2017
Investees and subsidiaries
Copel Geração e Transmissão	368,950	297,500
Copel Distribuição	89,486	98,967
Copel Telecomunicações	29,260	15,405
Copel Comercialização	-	3,717
Compagas	9,996	7,942
Elejor	13,358	16,838
UEG Araucária	6,143	6,143
Nova Asa Branca I	-	114
Nova Asa Branca II	-	157
Nova Asa Branca III	-	75
Nova Eurus IV	-	48
Santa Maria	-	186
Santa Helena	-	214
Ventos de Santo Uriel	-	235

Joint Ventures
Voltália
	1,032	1,032
Other investments
Sanepar	-	10,087
Other investments	875	804
	519,100	459,464

Provisions for Risks

	12.31.2018	12.31.2017
Regulatory	16,176	15,042
Labor	588	518
Civil	142,773	135,422
Tax Claim	132,643	104,113
	292,180	255,095

Restricted Subsidiaries Net Assets

	12.31.2018	12.31.2017
Copel Geração e Transmissão S.A.	8,911,964	8,409,370
Copel Distribuição S.A.	5,908,755	5,452,703
UEG Araucária Ltda.	370,662	446,204
Centrais Elétricas Rio Jordão - Elejor	53,977	61,727
Total	15,245,358	14,370,004

Expected undiscounted settlement values of the liabilities
	Interest (a)	Less than	1 to 3	3 to 5	Over
		1 year	years	years	5 years	Total
12.31.2018
Loans and financing	Note 22	180,301	740,523	9,261	105,293	1,035,378
Debentures	Note 23	1,004,944	647,816	-	-	1,652,760
Suppliers	-	2,731	-	-	-	2,731
		1,187,976	1,388,339	9,261	105,293	2,690,869
(a) Effective interest rate - weighted average.